Schedule of Investments (unaudited) March 31, 2020	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.0%

Biotechnology — 20.7%
ACADIA Pharmaceuticals, Inc.(a)(b)	10,320	$436,020
Acceleron Pharma, Inc.(a)(b)	36,751	3,302,812
Acerta Pharma BV, Series B, (Acquired 2/01/16, cost $986,402)(c)(d)	17,146,440	2,030,138
Agios Pharmaceuticals, Inc.(a)	24,550	871,034
Alector, Inc.(a)(b)	20,941	505,306
Alexion Pharmaceuticals, Inc.(a)(b)	22,638	2,032,666
Allakos, Inc.(a)(b)	31,025	1,380,302
Allogene Therapeutics, Inc.(a)	40,796	793,074
Alnylam Pharmaceuticals, Inc.(a)(b)	31,268	3,403,522
Amgen, Inc.(b)	58,918	11,944,446
Apellis Pharmaceuticals, Inc.(a)	22,450	601,436
Arcutis Biotherapeutics, Inc.(a)	5,322	158,596
Arena Pharmaceuticals, Inc.(a)(b)	28,554	1,199,268
Atreca, Inc., Class A(a)	19,203	317,810
Biogen, Inc.(a)(b)	14,600	4,619,148
BioMarin Pharmaceutical, Inc.(a)(b)	54,878	4,637,191
Blueprint Medicines Corp.(a)(b)	9,503	555,735
ChemoCentryx, Inc.(a)(b)	7,300	293,314
Corbus Pharmaceuticals Holdings, Inc.(a)(e)	34,538	180,979
Dicerna Pharmaceuticals, Inc.(a)	14,600	268,202
Eidos Therapeutics, Inc.(a)(b)	8,058	394,761
Galapagos NV, ADR(a)(b)	5,722	1,121,054
Genfit ADR(e)	7,123	102,642
Genmab A/S(a)	14,173	2,846,910
Genmab A/S, ADR(a)(b)	38,411	813,929
Gilead Sciences, Inc.(b)	73,387	5,486,412
Halozyme Therapeutics, Inc.(a)(b)	25,750	463,243
Immunomedics, Inc.(a)	18,500	249,380
Immunovant, Inc.(a)	34,300	533,880
Incyte Corp.(a)(b)	25,137	1,840,783
Kodiak Sciences, Inc.(a)(b)	4,500	214,650
Mirati Therapeutics, Inc.(a)(b)	9,401	722,655
Molecular Templates, Inc.(a)(b)	21,176	281,429
Neurocrine Biosciences, Inc.(a)(b)	35,312	3,056,254
NextCure, Inc.(a)	10,934	405,323
Passage Bio, Inc.(a)	8,140	128,205
Principia Biopharma, Inc.(a)	4,135	245,536
Ra Pharmaceuticals, Inc.(a)	45,620	2,190,216
Rapt Therapeutics, Inc.(a)	8,550	181,859
Regeneron Pharmaceuticals, Inc.(a)(b)	8,200	4,003,978
Sarepta Therapeutics, Inc.(a)	8,408	822,471
Seattle Genetics, Inc.(a)(b)	60,468	6,976,798
Syndax Pharmaceuticals, Inc.(a)	22,428	246,035
Vertex Pharmaceuticals, Inc.(a)(b)	40,163	9,556,786

		82,416,188

Health Care Equipment & Supplies — 28.5%
Abbott Laboratories(b)	219,600	17,328,636
ABIOMED, Inc.(a)(b)	10,307	1,496,164
Alcon, Inc.(a)(b)	111,323	5,657,435
Baxter International, Inc.(b)	123,566	10,032,324

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.(b)	17,353	$3,987,199
Boston Scientific Corp.(a)(b)	279,203	9,110,394
ConvaTec Group PLC(f)	1,066,374	2,451,857
Edwards Lifesciences Corp.(a)(b)	52,215	9,848,793
Envista Holdings Corp.(b)	36,250	541,575
Intuitive Surgical, Inc.(a)(b)	17,378	8,605,760
Masimo Corp.(a)(b)	29,400	5,207,328
Medtronic PLC(b)	135,596	12,228,047
Nevro Corp.(a)(b)	13,182	1,317,936
ResMed, Inc.(b)	24,394	3,592,992
SI-BONE, Inc.(a)	4,237	50,632
Silk Road Medical, Inc.(a)(b)	9,292	292,512
Stryker Corp.(b)	58,936	9,812,255
Teleflex, Inc.(b)	18,400	5,388,624
Varian Medical Systems, Inc.(a)(b)	41,549	4,265,420
Zimmer Biomet Holdings, Inc.(b)	22,684	2,292,899

		113,508,782

Health Care Providers & Services — 21.6%
Amedisys, Inc.(a)(b)	18,332	3,364,655
AmerisourceBergen Corp.	13,700	1,212,450
Anthem, Inc.(b)	37,297	8,467,911
Arcutis Biotherapeutics, Inc. Series C, (Acquired 2/01/16, cost $431,098)(d)	37,056	1,067,460
Centene Corp.(a)(b)	75,161	4,465,315
Cigna Corp.(a)(b)	52,317	9,269,526
Encompass Health Corp.(b)	37,657	2,411,178
HCA Healthcare, Inc.(b)	46,691	4,195,186
Health Care Select Sector SPDR Fund(b)	48,300	4,278,414
Humana, Inc.(b)	28,700	9,012,374
LHC Group, Inc.(a)(b)	19,664	2,756,893
Oak Street Health LLC, Series III-E, (Acquired 2/01/16, cost $575,147)(c)(d)	3,680	575,147
Quest Diagnostics, Inc.(b)	12,364	992,829
UnitedHealth Group, Inc.(b)	135,902	33,891,241

		85,960,579

Health Care Technology — 1.5%
Cerner Corp.(b)	9,347	588,767
Teladoc Health, Inc.(a)(b)	36,070	5,591,211

		6,179,978

Life Sciences Tools & Services — 5.3%
10X Genomics, Inc., Class A(a)(b)	4,779	297,827
Agilent Technologies, Inc.(b)	27,180	1,946,632
Avantor, Inc.(a)(b)	133,844	1,671,711
Illumina, Inc.(a)(b)	13,692	3,739,559
IQVIA Holdings, Inc.(a)(b)	25,443	2,744,282
PPD, Inc.(a)(b)	76,870	1,369,055
Thermo Fisher Scientific, Inc.(b)	20,511	5,816,919
WuXi AppTec Co. Ltd., Class H(f)	155,020	1,884,404

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Wuxi Biologics Cayman, Inc.(a)(f)	118,000	$1,506,486

		20,976,875
Pharmaceuticals — 21.4%
AstraZeneca PLC	39,636	3,531,524
Bristol-Myers Squibb Co.(b)	161,103	8,979,881
Eisai Co. Ltd.	30,000	2,194,422
Eli Lilly & Co.(b)	73,223	10,157,494
GlaxoSmithKline PLC	97,482	1,829,168
Hansoh Pharmaceutical Group Co. Ltd.(a)(f)	812,000	2,713,273
Hua Medicine(a)(f)	735,105	289,197
Johnson & Johnson(b)	70,837	9,288,856
Merck & Co., Inc.(b)	134,267	10,330,503
Merck KGaA	24,396	2,463,070
MyoKardia, Inc.(a)(b)	13,891	651,210
Nektar Therapeutics(a)	24,013	428,632
Pfizer, Inc.(b)	275,648	8,997,151
Reata Pharmaceuticals, Inc., Class A(a)	4,223	609,548
Roche Holding AG	12,327	3,966,112
Sanofi	65,985	5,712,638
Sanofi — ADR(b)	53,135	2,323,062
Tricida, Inc.(a)	12,925	284,350
Urovant Sciences Ltd.(a)(e)	6,784	62,548
Zoetis, Inc.(b)	89,614	10,546,672

		85,359,311

Total Common Stocks — 99.0% (Cost — $291,579,142)		394,401,713

Security	Beneficial Interest (0000)	Value

Other Interests(g) — 0.1%

Pharmaceuticals — 0.1%
Afferent Pharmaceuticals, Inc.(c)	190	$231,995

Total Other Interests — 0.1% (Cost — $—)		231,995

	Shares

Preferred Stock — 0.1%

Biotechnology — 0.1%
Sigilon Therapeutics, Inc., Series B, (Acquired 2/01/16, cost $264,000), 0.00%(c)(d)	44,000	264,000

Total Preferred Stock — 0.1% (Cost — $264,000)		264,000

Total Long-Term Investments — 99.2% (Cost — $291,843,142)		394,897,708

Short-Term Securities — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(h)(j)	13,707,837	13,707,837
SL Liquidity Series, LLC, Money Market Series, 0.25%(h)(i)(j)	26,282	26,277

Total Short-Term Securities — 3.4% (Cost — $13,734,103)		13,734,114

Total Investments Before Options Written — 102.6% (Cost — $305,577,245)		408,631,822

Options Written — (1.7)% (Premiums Received — $5,082,008)		(6,789,642)

Total Investments, Net of Options Written — 100.9% (Cost — $300,495,237)		401,842,180

Liabilities in Excess of Other Assets — (0.9)%		(3,529,102)

Net Assets — 100.0%		$398,313,078

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $3,936,745, representing 1.0% of its net assets as of period end, and an original cost of $2,256,647.

(e)	Security, or a portion of the security, is on loan.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Annualized 7-day yield as of period end.
(i)	Security was purchased with the cash collateral from loaned securities.

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust (BME)

(j)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,489,138	10,218,699	(b)	—		13,707,837	$13,707,837	$26,893		$—	$—
SL Liquidity Series, LLC, Money Market Series	253,827	—		(227,545	)(b)	26,282	26,277	3,124	(b)	(425)	7

							$13,734,114	$30,017		$(425)	$7

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depository Receipts
OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Sanofi — ADR	89	04/01/20	USD	51.00	USD	389	$—
ACADIA Pharmaceuticals, Inc.	20	04/03/20	USD	44.00	USD	85	(3,050)
Alcon, Inc.	176	04/03/20	USD	62.50	USD	894	—
Amgen, Inc.	60	04/03/20	USD	210.00	USD	1,216	(4,830)
Baxter International, Inc.	190	04/03/20	USD	90.00	USD	1,543	(85,500)
Biogen, Inc.	8	04/03/20	USD	325.00	USD	253	(2,160)
Bristol-Myers Squibb Co.	122	04/03/20	USD	68.00	USD	680	(976)
Envista Holdings Corp.	72	04/03/20	USD	28.00	USD	108	(35,280)
Illumina, Inc.	20	04/03/20	USD	310.00	USD	546	(8,000)

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Medtronic PLC	24	04/03/20	USD	95.00	USD	216	$(2,568)
Pfizer, Inc.	47	04/03/20	USD	37.00	USD	153	(376)
Pfizer, Inc.	53	04/03/20	USD	$38.75	USD	173	—
Regeneron Pharmaceuticals, Inc.	34	04/03/20	USD	492.50	USD	1,660	(33,490)
Zoetis, Inc.	112	04/03/20	USD	128.00	USD	1,318	(50,400)
Abbott Laboratories	100	04/09/20	USD	83.50	USD	789	(24,800)
Amgen, Inc.	58	04/09/20	USD	217.50	USD	1,176	(18,270)
Becton Dickinson & Co.	36	04/09/20	USD	250.00	USD	827	(5,940)
Boston Scientific Corp.	167	04/09/20	USD	30.00	USD	545	(49,933)
Edwards Lifesciences Corp.	104	04/09/20	USD	215.00	USD	1,962	(15,600)
Eli Lilly & Co.	86	04/09/20	USD	139.00	USD	1,193	(28,896)
Gilead Sciences, Inc.	147	04/09/20	USD	75.00	USD	1,099	(55,860)
Medtronic PLC	23	04/09/20	USD	94.00	USD	207	(4,209)
Pfizer, Inc.	180	04/09/20	USD	37.00	USD	588	(720)
UnitedHealth Group, Inc.	50	04/09/20	USD	285.00	USD	1,247	(3,350)
Vertex Pharmaceuticals, Inc.	40	04/09/20	USD	230.00	USD	952	(50,000)
10X Genomics, Inc., Class A	10	04/17/20	USD	80.00	USD	62	(400)
ABIOMED, Inc.	41	04/17/20	USD	155.00	USD	595	(17,425)
ACADIA Pharmaceuticals, Inc.	21	04/17/20	USD	38.00	USD	89	(12,285)
Abbott Laboratories	173	04/17/20	USD	80.00	USD	1,365	(60,118)
Abbott Laboratories	298	04/17/20	USD	82.50	USD	2,352	(66,305)
Acceleron Pharma, Inc.	147	04/17/20	USD	85.00	USD	1,321	(125,685)
Alcon, Inc.	269	04/17/20	USD	47.50	USD	1,367	(147,950)
Alector, Inc.	83	04/17/20	USD	35.00	USD	200	(4,150)
Alexion Pharmaceuticals, Inc.	16	04/17/20	USD	100.00	USD	144	(560)
Alexion Pharmaceuticals, Inc.	17	04/17/20	USD	90.00	USD	153	(7,820)
Alexion Pharmaceuticals, Inc.	57	04/17/20	USD	95.00	USD	512	(4,845)
Amedisys, Inc.	69	04/17/20	USD	190.00	USD	1,266	(45,023)
AmerisourceBergen Corp.	54	04/17/20	USD	92.00	USD	478	(13,635)
Amgen, Inc.	60	04/17/20	USD	205.00	USD	1,216	(37,350)
Amgen, Inc.	57	04/17/20	USD	220.00	USD	1,156	(8,293)
Arena Pharmaceuticals, Inc.	60	04/17/20	USD	46.00	USD	252	(6,030)
Arena Pharmaceuticals, Inc.	54	04/17/20	USD	41.00	USD	227	(15,930)
Avantor, Inc.	260	04/17/20	USD	17.50	USD	325	(19,500)
Baxter International, Inc.	126	04/17/20	USD	82.50	USD	1,023	(41,454)
Becton Dickinson & Co.	17	04/17/20	USD	250.00	USD	391	(2,890)
Becton Dickinson & Co.	33	04/17/20	USD	230.00	USD	758	(25,245)
BioMarin Pharmaceutical, Inc.	100	04/17/20	USD	95.00	USD	845	(6,500)
BioMarin Pharmaceutical, Inc.	119	04/17/20	USD	80.00	USD	1,006	(71,400)
Biogen, Inc.	50	04/17/20	USD	330.00	USD	1,582	(34,750)
Blueprint Medicines Corp.	19	04/17/20	USD	75.00	USD	111	(807)
Boston Scientific Corp.	303	04/17/20	USD	42.00	USD	989	(130,290)
Boston Scientific Corp.	167	04/17/20	USD	30.00	USD	545	(42,585)
Boston Scientific Corp.	404	04/17/20	USD	31.00	USD	1,318	(115,746)
Bristol-Myers Squibb Co.	23	04/17/20	USD	67.50	USD	128	(34)
Bristol-Myers Squibb Co.	131	04/17/20	USD	65.00	USD	730	(524)

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Bristol-Myers Squibb Co.	25	04/17/20	USD	55.00	USD	139	$(5,425)
Bristol-Myers Squibb Co.	252	04/17/20	USD	49.00	USD	1,405	(170,100)
Centene Corp.	117	04/17/20	USD	57.50	USD	695	(62,595)
ChemoCentryx, Inc.	29	04/17/20	USD	50.00	USD	117	(3,915)
Cigna Corp.	144	04/17/20	USD	210.00	USD	2,551	(40,176)
Eidos Therapeutics, Inc.	32	04/17/20	USD	55.00	USD	157	(15,360)
Eli Lilly & Co.	86	04/17/20	USD	145.00	USD	1,193	(20,425)
Galapagos NV, ADR	22	04/17/20	USD	210.00	USD	431	(7,370)
Genmab A/S	35	04/17/20	USD	30.00	USD	74	(8,837)
Gilead Sciences, Inc.	146	04/17/20	USD	85.00	USD	1,091	(26,426)
HCA Healthcare, Inc.	186	04/17/20	USD	80.00	USD	1,671	(221,340)
Halozyme Therapeutics, Inc.	103	04/17/20	USD	19.00	USD	185	(15,450)
Health Care Select Sector SPDR Fund	270	04/17/20	USD	87.00	USD	2,392	(135,000)
Health Care Select Sector SPDR Fund	213	04/17/20	USD	91.33	USD	1,887	(31,844)
Humana, Inc.	24	04/17/20	USD	290.00	USD	754	(78,000)
IQVIA Holdings, Inc.	50	04/17/20	USD	105.00	USD	539	(44,750)
IQVIA Holdings, Inc.	51	04/17/20	USD	165.64	USD	550	(79)
Incyte Corp.	100	04/17/20	USD	75.00	USD	732	(19,500)
Johnson & Johnson	74	04/17/20	USD	145.00	USD	970	(6,993)
Kodiak Sciences, Inc.	18	04/17/20	USD	55.00	USD	86	(2,610)
LHC Group, Inc.	34	04/17/20	USD	135.00	USD	477	(36,890)
LHC Group, Inc.	34	04/17/20	USD	156.56	USD	477	(6,945)
Masimo Corp.	117	04/17/20	USD	165.00	USD	2,072	(184,860)
Medtronic PLC	159	04/17/20	USD	120.00	USD	1,434	(318)
Medtronic PLC	171	04/17/20	USD	82.50	USD	1,542	(159,458)
Merck & Co., Inc.	430	04/17/20	USD	75.00	USD	3,308	(158,455)
Mirati Therapeutics, Inc.	37	04/17/20	USD	80.00	USD	284	(12,395)
Molecular Templates, Inc.	84	04/17/20	USD	20.00	USD	112	(24,360)
MyoKardia, Inc.	55	04/17/20	USD	55.00	USD	258	(13,613)
Neurocrine Biosciences, Inc.	142	04/17/20	USD	90.00	USD	1,229	(29,110)
Nevro Corp.	26	04/17/20	USD	105.00	USD	260	(11,635)
Nevro Corp.	26	04/17/20	USD	152.55	USD	260	(49)
PPD, Inc.	307	04/17/20	USD	25.00	USD	547	(17,653)
Pfizer, Inc.	53	04/17/20	USD	39.00	USD	173	(132)
Pfizer, Inc.	47	04/17/20	USD	37.00	USD	153	(305)
Pfizer, Inc.	150	04/17/20	USD	34.00	USD	490	(6,075)
ResMed, Inc.	61	04/17/20	USD	175.00	USD	898	(5,032)
ResMed, Inc.	60	04/17/20	USD	135.00	USD	884	(96,300)
Sanofi — ADR	35	04/17/20	USD	45.00	USD	153	(3,937)
Sarepta Therapeutics, Inc.	33	04/17/20	USD	95.00	USD	323	(26,730)
Seattle Genetics, Inc.	241	04/17/20	USD	125.00	USD	2,781	(55,430)
Silk Road Medical, Inc.	37	04/17/20	USD	30.00	USD	116	(11,563)
Stryker Corp.	118	04/17/20	USD	165.00	USD	1,965	(106,790)
Teladoc Health, Inc.	71	04/17/20	USD	130.00	USD	1,101	(194,540)
Teladoc Health, Inc.	73	04/17/20	USD	170.00	USD	1,132	(47,085)
Teleflex, Inc.	73	04/17/20	USD	290.00	USD	2,138	(100,375)
Thermo Fisher Scientific, Inc.	72	04/17/20	USD	320.00	USD	2,042	(5,940)
Thermo Fisher Scientific, Inc.	10	04/17/20	USD	310.00	USD	284	(1,550)
UnitedHealth Group, Inc.	51	04/17/20	USD	280.00	USD	1,272	(12,495)
UnitedHealth Group, Inc.	51	04/17/20	USD	240.00	USD	1,272	(96,518)
Varian Medical Systems, Inc.	95	04/17/20	USD	135.00	USD	975	(42,750)
Vertex Pharmaceuticals, Inc.	40	04/17/20	USD	230.00	USD	952	(53,800)

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Zimmer Biomet Holdings, Inc.	90	04/17/20	USD	105.00	USD	910	$(32,850)
Zoetis, Inc.	123	04/17/20	USD	135.00	USD	1,448	(11,377)
Abbott Laboratories	200	04/24/20	USD	77.00	USD	1,578	(98,500)
Baxter International, Inc.	145	04/24/20	USD	81.00	USD	1,177	(73,950)
Centene Corp.	174	04/24/20	USD	58.50	USD	1,034	(85,260)
Cigna Corp.	65	04/24/20	USD	175.00	USD	1,152	(89,375)
Eli Lilly & Co.	120	04/24/20	USD	139.00	USD	1,665	(74,400)
Humana, Inc.	45	04/24/20	USD	270.00	USD	1,413	(227,250)
Humana, Inc.	45	04/24/20	USD	322.50	USD	1,413	(71,775)
Intuitive Surgical, Inc.	36	04/24/20	USD	445.00	USD	1,783	(243,900)
Medtronic PLC	24	04/24/20	USD	87.00	USD	216	(16,500)
Medtronic PLC	24	04/24/20	USD	95.00	USD	216	(6,288)
Pfizer, Inc.	98	04/24/20	USD	33.00	USD	320	(15,533)
UnitedHealth Group, Inc.	51	04/24/20	USD	265.00	USD	1,272	(41,820)
Vertex Pharmaceuticals, Inc.	80	04/24/20	USD	232.50	USD	1,904	(107,600)
Zoetis, Inc.	123	04/24/20	USD	106.00	USD	1,448	(177,735)
Intuitive Surgical, Inc.	33	05/01/20	USD	525.00	USD	1,634	(77,550)
Pfizer, Inc.	166	05/01/20	USD	34.50	USD	542	(8,549)
Johnson & Johnson	127	05/08/20	USD	140.00	USD	1,665	(46,673)
Abbott Laboratories	200	05/15/20	USD	85.00	USD	1,578	(55,000)
Agilent Technologies, Inc.	108	05/15/20	USD	75.00	USD	773	(35,640)
Allakos, Inc.	100	05/15/20	USD	65.00	USD	445	(45,000)
Alnylam Pharmaceuticals, Inc.	125	05/15/20	USD	115.00	USD	1,361	(85,625)
Avantor, Inc.	275	05/15/20	USD	10.00	USD	343	(86,625)
Blueprint Medicines Corp.	19	05/15/20	USD	60.00	USD	111	(11,210)
Bristol-Myers Squibb Co.	252	05/15/20	USD	62.50	USD	1,405	(13,734)
Edwards Lifesciences Corp.	104	05/15/20	USD	210.00	USD	1,962	(83,200)
Encompass Health Corp.	150	05/15/20	USD	65.00	USD	960	(67,500)
Johnson & Johnson	82	05/15/20	USD	125.00	USD	1,075	(97,375)
Medtronic PLC	117	05/15/20	USD	100.00	USD	1,055	(19,656)
Merck & Co., Inc.	107	05/15/20	USD	77.50	USD	823	(34,668)
Pfizer, Inc.	64	05/15/20	USD	32.00	USD	209	(11,808)
Pfizer, Inc.	300	05/15/20	USD	34.00	USD	979	(33,150)
Quest Diagnostics, Inc.	25	05/15/20	USD	115.00	USD	201	(875)
Quest Diagnostics, Inc.	27	05/15/20	USD	85.00	USD	217	(10,395)
Sanofi—ADR	88	05/15/20	USD	44.00	USD	385	(14,740)
Varian Medical Systems, Inc.	71	05/15/20	USD	105.00	USD	729	(47,925)

							(6,250,031)

Put
Health Care Select Sector SPDR Fund	228	04/03/20	USD	94.00	USD	2,020	(114,570)

							$(6,364,601)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
GlaxoSmithKline PLC	Credit Suisse International	19,500	04/01/20	GBP	16.64	GBP	295	$—
Hansoh Pharmaceutical Group Ltd.	JPMorgan Chase Bank N.A.	162,000	04/01/20	HKD	28.67	HKD	4,197	—
Stryker Corp.	Barclays Bank PLC	11,800	04/06/20	USD	214.60	USD	1,965	(30)
Allogene Therapeutics, Inc.	JPMorgan Chase Bank N.A.	8,200	04/08/20	USD	26.61	USD	159	(2)

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust (BME)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Quest Diagnostics, Inc.	Citibank N.A.	7,100	04/14/20	USD	114.83	USD	570	$(3)
Sanofi	Citibank N.A.	7,600	04/14/20	EUR	88.65	EUR	597	(2,245)
Allogene Therapeutics, Inc.	JPMorgan Chase Bank N.A.	8,200	04/15/20	USD	26.61	USD	159	(67)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	8,100	04/16/20	GBP	74.67	GBP	581	(17,742)
AstraZeneca PLC	Credit Suisse International	7,800	04/22/20	GBP	74.01	GBP	559	(22,557)
Convatec Group PLC	Credit Suisse International	208,000	04/22/20	GBP	1.86	GBP	385	(17,737)
Roche Holding AG	UBS AG	2,100	04/22/20	CHF	301.74	CHF	650	(36,423)
Sanofi	Credit Suisse International	7,600	04/22/20	EUR	82.84	EUR	597	(16,625)
GlaxoSmithKline PLC	UBS AG	19,500	04/23/20	GBP	16.68	GBP	295	(3,245)
Merck KGaA	Credit Suisse International	4,900	04/23/20	EUR	117.61	EUR	449	(3)
WuXi AppTec Co. Ltd., Class H	Morgan Stanley & Co. International PLC	32,800	04/23/20	HKD	128.63	HKD	3,091	(354)
Eisai Co. Ltd.	Citibank N.A.	12,000	04/28/20	JPY	8,090.81	JPY	94,382	(25,710)
Genmab A/S	UBS AG	3,050	04/28/20	DKK	1,437.88	DKK	4,147	(18,491)
Hansoh Pharmaceutical Group Ltd.	Morgan Stanley & Co. International PLC	162,000	04/28/20	HKD	27.30	HKD	4,197	(14,534)
Merck KGaA	Credit Suisse International	4,900	04/28/20	EUR	102.68	EUR	449	(5,680)
WuXi AppTec Co. Ltd., Class H	JPMorgan Chase Bank N.A.	32,800	04/28/20	HKD	120.23	HKD	3,091	(1,898)
Convatec Group PLC	UBS AG	110,000	04/30/20	GBP	1.63	GBP	204	(32,706)
Genmab A/S	Credit Suisse International	2,600	05/05/20	DKK	1,265.62	DKK	3,535	(55,044)
Roche Holding AG	Morgan Stanley & Co. International PLC	2,100	05/06/20	CHF	301.59	CHF	650	(44,125)
Sanofi	Credit Suisse International	11,100	05/06/20	EUR	79.73	EUR	871	(32,743)
Convatec Group PLC	UBS AG	110,000	05/12/20	GBP	1.63	GBP	204	(33,152)
Wuxi Biologics Cayman, Inc.	UBS AG	47,000	05/26/20	HKD	103.23	HKD	4,652	(43,925)

								$(425,041)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust (BME)

As of March 31, 2020, certain investments of the Trust were fair valued using net asset value per share (“NAV”) or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Biotechnology	$77,539,140	$2,846,910	$2,030,138	$82,416,188
Health Care Equipment & Supplies	111,056,925	2,451,857	—	113,508,782
Health Care Providers & Services	84,317,972	1,067,460	575,147	85,960,579
Health Care Technology	6,179,978	—	—	6,179,978
Life Sciences Tools & Services	17,585,985	3,390,890	—	20,976,875
Pharmaceuticals	62,949,104	22,410,207	—	85,359,311
Other Interests	—	—	231,995	231,995
Preferred Stock	—	—	264,000	264,000
Short-Term Securities	13,707,837	—	—	13,707,837

Subtotal	$373,336,941	$32,167,324	$3,101,280	$408,605,545

Investments Valued at NAV(a)				26,277

Total Investments				$408,631,822

Derivative financial Instruments(b)
Liabilities:
Equity contracts	$(6,357,528)	$(432,114)	$—	$(6,789,642)

(a)	Certain investments of the Trust were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

8